Administrative Expense - Schedule of Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Administrative Expense [Abstract]
Employee benefit expenses or labor cost (non-directors)	$ 9,911,681	$ 271,607	$ 146,138
Directors’ emoluments	840,000	30,758
Audit fee	248,989	253,915	298,516
Professional and other service fee	53,454	277,488	480,646
Depreciation and amortization charges	249,583	288,128	286,334
Decoration			3,686
Rental	46,238	13,899	81,304
Travelling and entertainment	126,614	124,689	74,861
Impairment loss of intangible assets	995,821
Others	1,102,389	569,730	705,391
Total	$ 13,574,769	$ 1,830,214	$ 2,076,876